Fair Value Measurement - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	$ 93	$ 47	$ 47	$ 180
Money market funds					$ 72,746	$ 39,124	[1]
Commercial paper					2,999
Change in fair value of warrants	(63)	32	46	(24)
Cash and cash equivalents		45,914			75,745	42,045		$ 32,269	$ 44,487
Fair value of Series A warrants expired/exercised				(109)
Short-term Investments					55,296	0
Warrant liabilities	1,042		93	47
Warrants liabilities	1,042	$ 47	47	$ 180	1,042	93		$ 47	$ 180
Term A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of Term A Warrants issued under the Loan and Security Agreement	326
Change in fair value of warrants	(131)
Term B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of Term A Warrants issued under the Loan and Security Agreement	686
Change in fair value of warrants	343
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	0
Money market funds					72,746	39,124	[1]
Commercial paper					2,999
Cash and cash equivalents					75,745
Short-term Investments					32,212
Warrant liabilities	0		0
Warrants liabilities	0		0		0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	0
Money market funds					0	0	[1]
Commercial paper					0
Cash and cash equivalents					0
Short-term Investments					23,084
Warrant liabilities	0		0
Warrants liabilities	0		0		0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	93
Money market funds					0	0	[1]
Commercial paper					0
Cash and cash equivalents					0
Short-term Investments					0
Warrant liabilities	1,042		93
Warrants liabilities	$ 1,042		$ 93		1,042	$ 93
US Treasury and Government [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments					32,212
US Treasury and Government [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments					32,212
US Treasury and Government [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments					0
US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments					0
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments					12,156
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments					0
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments					12,156
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments					0
Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments					10,928
Agency Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments					0
Agency Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments					10,928
Agency Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments					$ 0

[1]	The money market funds noted above are included in cash and cash equivalents.